Intangible Assets And Goodwill Details of intangible assets (Details) $ in Thousands, ₩ in Millions	12 Months Ended
	Dec. 31, 2017 KRW (₩)	Dec. 31, 2016 KRW (₩)	Dec. 31, 2015 KRW (₩)	Dec. 31, 2017 USD ($)
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Net carrying value	₩ 518,599	₩ 483,739	₩ 419,806	$ 485,844
Reconciliation of changes in intangible assets and goodwill [Abstract]
Beginning balance	483,739	419,806	295,728
Changes in intangible assets and goodwill [Abstract]
Acquisition	157,423	134,889	222,843
Disposal	(981)	(3,808)	(1,701)
Amortization	(99,784)	(92,350)	(90,092)
Impairment losses	(237)	1,645	(1,920)
Foreign currencies translation adjustment	(20,538)	8,257	(4,341)
Others	(1,023)	7,238	(711)
Acquisition through business combination		8,062
Ending balance	518,599	483,739	419,806
Acquisition cost
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Net carrying value	1,259,174	1,259,174
Reconciliation of changes in intangible assets and goodwill [Abstract]
Beginning balance	1,259,174
Changes in intangible assets and goodwill [Abstract]
Ending balance	1,387,971	1,259,174
Accumulated amortization
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Net carrying value	(768,549)	(768,549)
Reconciliation of changes in intangible assets and goodwill [Abstract]
Beginning balance	(768,549)
Changes in intangible assets and goodwill [Abstract]
Ending balance	(862,583)	(768,549)
Accumulated impairment losses
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Net carrying value	(6,886)	(6,886)
Reconciliation of changes in intangible assets and goodwill [Abstract]
Beginning balance	(6,886)
Changes in intangible assets and goodwill [Abstract]
Ending balance	(6,789)	(6,886)
Goodwill
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Net carrying value	108,707	103,525	103,525
Reconciliation of changes in intangible assets and goodwill [Abstract]
Beginning balance	124,803	103,525	107,541
Changes in intangible assets and goodwill [Abstract]
Acquisition	105
Foreign currencies translation adjustment	(16,201)	7,338	(4,016)
Others		6,083
Acquisition through business combination		7,857
Ending balance	108,707	124,803	103,525
Goodwill | Acquisition cost
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Net carrying value	124,803	124,803
Reconciliation of changes in intangible assets and goodwill [Abstract]
Beginning balance	124,803
Changes in intangible assets and goodwill [Abstract]
Ending balance	108,707	124,803
Software
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Net carrying value	40,672	38,171	38,171
Reconciliation of changes in intangible assets and goodwill [Abstract]
Beginning balance	35,477	38,171	47,821
Changes in intangible assets and goodwill [Abstract]
Acquisition	9,722	8,708	7,347
Disposal			(189)
Amortization	(16,258)	(15,795)	(16,809)
Transfer	7,987
Foreign currencies translation adjustment	(952)	16	1
Others	4,696	4,215
Acquisition through business combination		162
Ending balance	40,672	35,477	38,171
Software | Acquisition cost
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Net carrying value	185,202	185,202
Reconciliation of changes in intangible assets and goodwill [Abstract]
Beginning balance	185,202
Changes in intangible assets and goodwill [Abstract]
Ending balance	203,418	185,202
Software | Accumulated amortization
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Net carrying value	(149,725)	(149,725)
Reconciliation of changes in intangible assets and goodwill [Abstract]
Beginning balance	(149,725)
Changes in intangible assets and goodwill [Abstract]
Ending balance	(162,746)	(149,725)
Industrial property rights
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Net carrying value	539	344	344
Reconciliation of changes in intangible assets and goodwill [Abstract]
Beginning balance	313	344	328
Changes in intangible assets and goodwill [Abstract]
Acquisition	349	64	96
Amortization	(123)	(95)	(81)
Foreign currencies translation adjustment			1
Ending balance	539	313	344
Industrial property rights | Acquisition cost
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Net carrying value	714	714
Reconciliation of changes in intangible assets and goodwill [Abstract]
Beginning balance	714
Changes in intangible assets and goodwill [Abstract]
Ending balance	1,063	714
Industrial property rights | Accumulated amortization
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Net carrying value	(401)	(401)
Reconciliation of changes in intangible assets and goodwill [Abstract]
Beginning balance	(401)
Changes in intangible assets and goodwill [Abstract]
Ending balance	(524)	(401)
Development costs
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Net carrying value	230,450	51,357	51,357
Reconciliation of changes in intangible assets and goodwill [Abstract]
Beginning balance	138,696	51,357	55,337
Changes in intangible assets and goodwill [Abstract]
Acquisition	122,849	92,969	16,751
Disposal			(1,500)
Amortization	(22,534)	(18,657)	(19,233)
Transfer	(7,987)
Foreign currencies translation adjustment	(483)		2
Others	(91)	13,027
Ending balance	230,450	138,696	51,357
Development costs | Acquisition cost
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Net carrying value	299,031	299,031
Reconciliation of changes in intangible assets and goodwill [Abstract]
Beginning balance	299,031
Changes in intangible assets and goodwill [Abstract]
Ending balance	413,296	299,031
Development costs | Accumulated amortization
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Net carrying value	(160,335)	(160,335)
Reconciliation of changes in intangible assets and goodwill [Abstract]
Beginning balance	(160,335)
Changes in intangible assets and goodwill [Abstract]
Ending balance	(182,846)	(160,335)
Others
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Net carrying value	117,546	201,769	201,769
Reconciliation of changes in intangible assets and goodwill [Abstract]
Beginning balance	164,364	201,769	60,807
Changes in intangible assets and goodwill [Abstract]
Acquisition	22,531	30,842	196,139
Disposal	(37)	(23)	(12)
Amortization	(60,869)	(57,803)	(53,969)
Impairment losses	(78)	3,230	(9)
Foreign currencies translation adjustment	(2,742)	853	(476)
Others	(5,623)	(14,504)	(711)
Ending balance	117,546	164,364	201,769
Others | Acquisition cost
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Net carrying value	622,540	622,540
Reconciliation of changes in intangible assets and goodwill [Abstract]
Beginning balance	622,540
Changes in intangible assets and goodwill [Abstract]
Ending balance	634,150	622,540
Others | Accumulated amortization
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Net carrying value	(458,088)	(458,088)
Reconciliation of changes in intangible assets and goodwill [Abstract]
Beginning balance	(458,088)
Changes in intangible assets and goodwill [Abstract]
Ending balance	(516,467)	(458,088)
Others | Accumulated impairment losses
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Net carrying value	(88)	(88)
Reconciliation of changes in intangible assets and goodwill [Abstract]
Beginning balance	(88)
Changes in intangible assets and goodwill [Abstract]
Ending balance	(137)	(88)
Membership deposit
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Net carrying value	20,685	24,640	24,640
Reconciliation of changes in intangible assets and goodwill [Abstract]
Beginning balance	20,086	24,640	23,894
Changes in intangible assets and goodwill [Abstract]
Acquisition	1,867	2,306	2,510
Disposal	(944)	(3,785)
Impairment losses	(159)	(1,585)	(1,911)
Foreign currencies translation adjustment	(160)	50	147
Others	(5)	(1,583)
Acquisition through business combination		43
Ending balance	20,685	20,086	₩ 24,640
Membership deposit | Acquisition cost
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Net carrying value	26,884	26,884
Reconciliation of changes in intangible assets and goodwill [Abstract]
Beginning balance	26,884
Changes in intangible assets and goodwill [Abstract]
Ending balance	27,337	26,884
Membership deposit | Accumulated impairment losses
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Net carrying value	(6,798)	(6,798)
Reconciliation of changes in intangible assets and goodwill [Abstract]
Beginning balance	(6,798)
Changes in intangible assets and goodwill [Abstract]
Ending balance	₩ (6,652)	₩ (6,798)